Report of the directors financial review risk report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - GBP (£) £ in Millions		Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Cash and balances at central banks		£ 88,219	£ 79,878		£ 83,706
Derivatives		203,664	225,238		141,221
Other assets and investment properties					433,236
Total assets		723,237	716,646		596,027
Insurance contract liabilities			20,004		22,201
Deferred tax liabilities		3	3		5
Other liabilities					550,676
Total liabilities		699,347	693,413		572,882
Total equity	[1]	23,890	23,233	£ 23,334	23,145
Total equity and liabilities		723,237	716,646		£ 596,027
Insurance manufacturing subsidiaries
Disclosure of financial assets [line items]
Financial assets		22,920	22,755
Cash and balances at central banks		0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		13,760	13,164
Derivatives		125	243
– financial investments – at amortised cost		315	318
– financial investments at fair value through other comprehensive income		7,526	7,891
Other financial assets		1,194	1,139
Insurance contract assets		43	43
Reinsurance contract assets		130	121
Other assets and investment properties		823	870
Total assets		23,916	23,789
Liabilities under investment contracts designated at fair value		962	944
Insurance contract liabilities		20,054	20,004
Reinsurance contract liabilities		30	33
Deferred tax liabilities		5	0
Other liabilities		1,856	1,837
Total liabilities		22,907	22,818
Total equity		1,009	971
Total equity and liabilities		23,916	23,789
Insurance manufacturing subsidiaries | Shareholder assets and liabilities
Disclosure of financial assets [line items]
Financial assets		1,109	1,156
Cash and balances at central banks		0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		642	634
Derivatives		5	11
– financial investments – at amortised cost		16	20
– financial investments at fair value through other comprehensive income		376	394
Other financial assets		70	97
Insurance contract assets		0	0
Reinsurance contract assets		0	0
Other assets and investment properties		64	131
Total assets		1,173	1,287
Liabilities under investment contracts designated at fair value		0	0
Insurance contract liabilities		0	0
Reinsurance contract liabilities		0	0
Deferred tax liabilities		0	0
Other liabilities		1,856	1,837
Total liabilities		1,856	1,837
Total equity		1,009	971
Total equity and liabilities		2,865	2,808
Insurance manufacturing subsidiaries | Life Direct Participating and investment DPF contracts | Assets and liabilities related to insurance contracts
Disclosure of financial assets [line items]
Financial assets		20,794	20,623
Cash and balances at central banks		0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		12,127	11,562
Derivatives		120	232
– financial investments – at amortised cost		299	298
– financial investments at fair value through other comprehensive income		7,150	7,497
Other financial assets		1,098	1,034
Insurance contract assets		0	0
Reinsurance contract assets		0	0
Other assets and investment properties		758	726
Total assets		21,552	21,349
Liabilities under investment contracts designated at fair value		0	0
Insurance contract liabilities		19,771	19,719
Reinsurance contract liabilities		0	0
Deferred tax liabilities		0	0
Other liabilities		0	0
Total liabilities		19,771	19,719
Total equity		0	0
Total equity and liabilities		19,771	19,719
Insurance manufacturing subsidiaries | Life other2 | Assets and liabilities related to insurance contracts
Disclosure of financial assets [line items]
Financial assets		110	93
Cash and balances at central banks		0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		90	85
Derivatives		0	0
– financial investments – at amortised cost		0	0
– financial investments at fair value through other comprehensive income		0	0
Other financial assets		20	8
Insurance contract assets		43	43
Reinsurance contract assets		130	121
Other assets and investment properties		1	13
Total assets		284	270
Liabilities under investment contracts designated at fair value		0	0
Insurance contract liabilities		283	285
Reinsurance contract liabilities		30	33
Deferred tax liabilities		5	0
Other liabilities		0	0
Total liabilities		318	318
Total equity		0	0
Total equity and liabilities		318	318
Insurance manufacturing subsidiaries | Other contracts | Assets and liabilities related to insurance contracts
Disclosure of financial assets [line items]
Financial assets		907	883
Cash and balances at central banks		0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		901	883
Derivatives		0	0
– financial investments – at amortised cost		0	0
– financial investments at fair value through other comprehensive income		0	0
Other financial assets		6	0
Insurance contract assets		0	0
Reinsurance contract assets		0	0
Other assets and investment properties		0	0
Total assets		907	883
Liabilities under investment contracts designated at fair value		962	944
Insurance contract liabilities		0	0
Reinsurance contract liabilities		0	0
Deferred tax liabilities		0	0
Other liabilities		0	0
Total liabilities		962	944
Total equity		0	0
Total equity and liabilities		£ 962	£ 944

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.